Intangible Assets	6 Months Ended
Jun. 30, 2024
Intangible Assets [Abstract]
Intangible assets

10. Intangible assets

	Six months ended June 30, 2024
	Computer software	Intellectual property rights (Note)	Total
January 1
Cost	$555,562	$6,000,000	$6,555,562
Accumulated amortization	(136,050)	(550,000)	(686,050)
	$419,512	$5,450,000	$5,869,512

At January 1	$419,512	$5,450,000	$5,869,512
Additions - acquired separately	-	37,508	37,508
Amortization expenses	(118,763)	(323,479)	(442,242)
Net exchange differences	(26,485)	16,854	(9,631)
At June 30	$274,264	$5,180,883	$5,455,147

At June 30
Cost	$509,348	$9,069,035	$9,578,383
Accumulated amortization	(235,083)	(3,888,152)	(4,123,235)
	$274,264	$5,180,883	$5,455,147

Note:	On January 10, 2023 (the “Agreement Date”), the Group entered into an intellectual property purchase agreement effective on January 16, 2023 (the “Effective Time”) with SeeQuestor Limited (“SeeQuestor”), a company providing video analytics technology incorporated and registered in England and Wales.

The Group acquired all and/or any intellectual property rights, including but not limited to patents and trademarks, owned, used or held for use by and/or on behalf of SeeQuestor, including without limitations, such rights as relate to SeeQuestor’s products.

The purchase price for the intellectual property rights consists of fixed consideration amounting to $6,000,000 and contingent payment through issuance of the Company’s shares of an amount equal to $3,000,000 which is conditional to certain financial performance through intellectual property rights from Agreement Date up to and including December 31, 2023. The contingent payment through issuance of the Company’s shares is a share-based payment and recognized in ‘capital surplus’.

The Group has made payments of $600,000 and $2,400,000 on Agreement Date and Effective Time, respectively, and payment of a further $3,000,000 has not been paid as of June 30, 2024.

Details of amortization on intangible assets are as follows:

	Six months ended June 30, 2024	Six months ended June 30, 2023
Selling and marketing expenses	$-	$3,828
General and administrative expenses	131,452	12,660
Research and development expenses	310,790	390,085
	$442,242	$406,573